Note 4 - Commitments - 10Q (Details Textual) - Office and Laboratory Lease Agreement [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) ft²	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
Area of Real Estate Property | ft²	8,400		8,400
Operating Lease, Expense	$ 48,177	$ 46,764	$ 187,527	$ 182,106
Lessee, Operating Lease, Liability, to be Paid, Remainder of Fiscal Year	$ 144,531		$ 193,000